Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2018
Transfers of financial assets and variable interest entities
29 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and for Group tax or regulatory purposes.
Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, commercial papers (CP) and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.
The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.
The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.
The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include managed collateralized loan obligations (CLOs), CLOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CLOs are collateralized by loans transferred to the CLO vehicle and pay a return based on the returns on the loans. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.
When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.
Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and loans involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.
The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M18 and 6M17 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group maintained continuing involvement from the time of the transaction, regardless of when the securitization occurred.
Securitizations
in	6M18	6M17
Gains and cash flows (CHF million)
CMBS
Net gain [1]	7	34
Proceeds from transfer of assets	3,568	2,917
Cash received on interests that continue to be held	23	18
RMBS
Net gain/(loss) [1]	(4)	6
Proceeds from transfer of assets	16,765	5,807
Purchases of previously transferred financial assets or its underlying collateral	(1)	(2)	[2]
Servicing fees	1	1
Cash received on interests that continue to be held	406	146
Other asset-backed financings
Net gain [1]	58	24
Proceeds from transfer of assets	3,950	3,404
Purchases of previously transferred financial assets or its underlying collateral [3]	(232)	(209)	[2]
Fees [4]	67	56
Cash received on interests that continue to be held	1	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Line item was omitted in 6M17.
3 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.
4 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.
> Refer to “Transfer of financial assets” in VI – Consolidated financial statements – Credit Suisse Group – Note 33 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2017 for a detailed description of continuing involvement in transferred financial assets.
The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q18 and 4Q17, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q18	4Q17
CHF million
CMBS
Principal amount outstanding	23,938	19,918
Total assets of SPE	37,020	31,586
RMBS
Principal amount outstanding	47,792	35,645
Total assets of SPE	48,862	36,770
Other asset-backed financings
Principal amount outstanding	24,176	20,916
Total assets of SPE	45,550	39,330
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 30 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M18							6M17
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			463				2,626			60				637
of which level 2			463				2,542			60				538
of which level 3			0				84			0				99
Weighted-average life, in years			5.7				7.6			7.7				9.5
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.5	–	13.5			–	[2]	6.7	–	16.8
Cash flow discount rate (rate per annum), in % [3]	3.6	–	9.8		3.0	–	13.2	2.9	–	3.0		2.3	–	11.7
Expected credit losses (rate per annum), in % [4]	1.8	–	1.8		2.8	–	5.5	0.0	–	0.0		3.2	–	3.7
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q18 and 4Q17.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2Q18											4Q17
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			709				2,748			159				579				1,985			665
of which non-investment grade			90				709			9				100				508			50
Weighted-average life, in years			5.4				8.1			5.8				4.7				8.1			6.4
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	20.0			–				–		1.0	–	25.0			–
Impact on fair value from 10% adverse change			–				(29.2)			–				–				(35.0)			–
Impact on fair value from 20% adverse change			–				(56.4)			–				–				(68.1)			–
Cash flow discount rate (rate per annum), in % [4]	3.1	–	12.6		2.9	–	29.4	0.9	–	21.2		2.7	–	12.3		1.9	–	30.6	1.0	–	21.2
Impact on fair value from 10% adverse change			(13.9)				(60.8)			(1.8)				(8.8)				(49.2)			(12.4)
Impact on fair value from 20% adverse change			(27.3)				(118.3)			(3.5)				(17.0)				(95.3)			(24.5)
Expected credit losses (rate per annum), in % [5]	0.5	–	9.7		0.9	–	26.6	0.7	–	21.2		0.6	–	6.3		0.5	–	28.2	0.7	–	21.2
Impact on fair value from 10% adverse change			(5.0)				(25.3)			(1.5)				(3.9)				(23.6)			(6.6)
Impact on fair value from 20% adverse change			(10.0)				(49.4)			(2.9)				(7.8)				(46.1)			(12.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q18 and 4Q17.
> Refer to “Note 31 – Assets pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q18	4Q17
CHF million
Other asset-backed financings
Trading assets	213	347
Other assets	0	48
Liability to SPE, included in other liabilities	(213)	(395)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
For securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings, US GAAP requires the disclosure of the collateral pledged and the associated risks to which a transferor continues to be exposed after the transfer. This provides an understanding of the nature and risks of short-term collateralized financing obtained through these types of transactions.
Securities sold under repurchase agreements and securities lending transactions represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activities. These transactions are collateralized principally by government debt securities, corporate debt securities, asset-backed securities, equity securities and other collateral and have terms ranging from on demand to a longer period of time.
In the event of the Group’s default or a decline in fair value of collateral pledged, the repurchase agreement provides the counterparty with the right to liquidate the collateral held or request additional collateral. Similarly, in the event of the Group's default, the securities lending transaction provides the counterparty the right to liquidate the securities borrowed.
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 2Q18 and 4Q17.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q18	4Q17
CHF billion
Government debt securities	24.3	31.4
Corporate debt securities	12.3	15.1
Asset-backed securities	2.8	5.0
Other	0.2	0.6
Securities sold under repurchase agreements	39.6	52.1
Government debt securities	2.6	2.7
Corporate debt securities	0.4	0.4
Equity securities	4.0	4.8
Other	0.3	0.3
Securities lending transactions	7.3	8.2
Government debt securities	1.3	1.8
Corporate debt securities	0.6	0.6
Asset-backed securities	0.1	0.0
Equity securities	43.5	35.6
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	45.5	38.1
Total	92.4	98.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q18 (CHF billion)
Securities sold under repurchase agreements	7.6		21.9		5.4	4.7	39.6
Securities lending transactions	4.7		2.4		0.2	0.0	7.3
Obligation to return securities received as collateral, at fair value	45.3		0.0		0.2	0.0	45.5
Total	57.6		24.3		5.8	4.7	92.4
4Q17 (CHF billion)
Securities sold under repurchase agreements	7.2		32.5		5.2	7.2	52.1
Securities lending transactions	5.7		2.2		0.0	0.3	8.2
Obligation to return securities received as collateral, at fair value	37.9		0.0		0.0	0.2	38.1
Total	50.8		34.7		5.2	7.7	98.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 23 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered variable interest entities (VIEs) and are grouped into three primary categories: collateralized debt obligations (CDOs)/CLOs, CP conduits and financial intermediation.
> Refer to “Variable interest entities” in VI – Consolidated financial statements – Credit Suisse Group – Note 33 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2017 for a detailed description of VIEs, CDO/CLOs, CP conduit or financial intermediation.
Collateralized debt and loan obligations
The Group engages in CDO/CLO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction.
Commercial paper conduit
In 2Q16, the Group established Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Group financing purposes. The Group acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. The CP conduit can enter into liquidity facilities with third-party entities pursuant to which it may purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support to the CP conduit in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of the conduit’s outstanding CP was approximately 130 days as of the end of 2Q18. Alpine was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in a reverse repurchase agreement, commercial paper, credit card receivables and car loans.
The Group’s commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Group’s economic risks associated with the CP conduit are included in the Group’s risk management framework including counterparty, economic risk capital and scenario analysis.
Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
Financial intermediation consists of securitizations, funds, loans and other vehicles.
Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it was the primary beneficiary.
The consolidated VIEs table provides the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q18 and 4Q17.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q18 (CHF million)
Cash and due from banks	34	0	75	68	53	10	240
Trading assets	56	0	106	147	929	14	1,252
Investment securities	0	0	679	0	0	0	679
Other investments	0	0	0	199	1,127	284	1,610
Net loans	0	0	32	0	20	247	299
Premises and equipment	0	0	0	0	126	0	126
Other assets	371	10	925	12	46	675	2,039
of which loans held-for-sale	370	0	144	0	3	0	517
Total assets of consolidated VIEs	461	10	1,817	426	2,301	1,230	6,245
Trading liabilities	1	0	0	0	2	0	3
Long-term debt	173	0	838	0	26	35	1,072
Other liabilities	1	0	1	8	110	100	220
Total liabilities of consolidated VIEs	175	0	839	8	138	135	1,295
4Q17 (CHF million)
Cash and due from banks	22	0	96	32	70	12	232
Trading assets	17	0	10	179	1,122	20	1,348
Investment securities	0	0	381	0	0	0	381
Other investments	0	0	0	350	1,197	286	1,833
Net loans	0	0	0	3	21	243	267
Premises and equipment	0	0	0	0	151	0	151
Other assets	83	4	1,070	21	32	1,188	2,398
of which loans held-for-sale	83	0	152	0	3	0	238
Total assets of consolidated VIEs	122	4	1,557	585	2,593	1,749	6,610
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	51	0	752	0	26	34	863
Other liabilities	0	0	1	26	111	66	204
Total liabilities of consolidated VIEs	51	0	753	26	140	100	1,070
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain repurchase financings to funds and single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.
> Refer to “Variable interest entities” in VI – Consolidated financial statements – Credit Suisse Group – Note 33 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2017 for further information on non-consolidated VIEs.
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2Q18 (CHF million)
Trading assets	159	5,829	900	207	2,839	9,934
Net loans	312	1,375	2,111	4,040	1,092	8,930
Other assets	5	12	111	0	458	586
Total variable interest assets	476	7,216	3,122	4,247	4,389	19,450
Maximum exposure to loss	476	8,880	3,122	7,293	5,203	24,974
Total assets of non-consolidated VIEs	6,517	83,744	92,329	18,825	41,654	243,069
4Q17 (CHF million)
Trading assets	746	4,573	1,014	224	2,388	8,945
Net loans	620	1,563	2,438	4,591	328	9,540
Other assets	9	11	67	1	437	525
Total variable interest assets	1,375	6,147	3,519	4,816	3,153	19,010
Maximum exposure to loss	1,375	7,617	3,526	7,061	4,079	23,658
Total assets of non-consolidated VIEs	15,874	64,839	66,703	16,270	35,198	198,884

Bank
Transfers of financial assets and variable interest entities
28 Transfers of financial assets and variable interest entities
> Refer to “Note 29 – Transfers of financial assets and variable interest entities“ in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 and “Note 32 – Transfers of financial assets and variable interest entities“ in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
Transfers of financial assets
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M18 and 6M17 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank maintained continuing involvement from the time of the transaction, regardless of when the securitization occurred.
Securitizations
in	6M18	6M17
Gains and cash flows (CHF million)
CMBS
Net gain [1]	7	34
Proceeds from transfer of assets	3,568	2,917
Cash received on interests that continue to be held	23	18
RMBS
Net gain/(loss) [1]	(4)	6
Proceeds from transfer of assets	16,765	5,807
Purchases of previously transferred financial assets or its underlying collateral	(1)	(2)	[2]
Servicing fees	1	1
Cash received on interests that continue to be held	406	146
Other asset-backed financings
Net gain [1]	58	24
Proceeds from transfer of assets	3,950	3,404
Purchases of previously transferred financial assets or its underlying collateral [3]	(232)	(209)	[2]
Fees [4]	67	56
Cash received on interests that continue to be held	1	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Line item was omitted in 6M17.
3 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.
4 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 6M18 and 2017, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M18	2017
CHF million
CMBS
Principal amount outstanding	23,938	19,918
Total assets of SPE	37,020	31,586
RMBS
Principal amount outstanding	47,792	35,645
Total assets of SPE	48,862	36,770
Other asset-backed financings
Principal amount outstanding	24,176	20,916
Total assets of SPE	45,550	39,330
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 29 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M18							6M17
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			463				2,626			60				637
of which level 2			463				2,542			60				538
of which level 3			0				84			0				99
Weighted-average life, in years			5.7				7.6			7.7				9.5
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.5	–	13.5			–	[2]	6.7	–	16.8
Cash flow discount rate (rate per annum), in % [3]	3.6	–	9.8		3.0	–	13.2	2.9	–	3.0		2.3	–	11.7
Expected credit losses (rate per annum), in % [4]	1.8	–	1.8		2.8	–	5.5	0.0	–	0.0		3.2	–	3.7
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 6M18 and 2017.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	6M18											2017
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			709				2,748			159				579				1,985			665
of which non-investment grade			90				709			9				100				508			50
Weighted-average life, in years			5.4				8.1			5.8				4.7				8.1			6.4
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	20.0			–				–		1.0	–	25.0			–
Impact on fair value from 10% adverse change			–				(29.2)			–				–				(35.0)			–
Impact on fair value from 20% adverse change			–				(56.4)			–				–				(68.1)			–
Cash flow discount rate (rate per annum), in % [4]	3.1	–	12.6		2.9	–	29.4	0.9	–	21.2		2.7	–	12.3		1.9	–	30.6	1.0	–	21.2	[5]
Impact on fair value from 10% adverse change			(13.9)				(60.8)			(1.8)				(8.8)				(49.2)			(12.4)
Impact on fair value from 20% adverse change			(27.3)				(118.3)			(3.5)				(17.0)				(95.3)			(24.5)
Expected credit losses (rate per annum), in % [6]	0.5	–	9.7		0.9	–	26.6	0.7	–	21.2		0.6	–	6.3		0.5	–	28.2	0.7	–	21.2	[5]
Impact on fair value from 10% adverse change			(5.0)				(25.3)			(1.5)				(3.9)				(23.6)			(6.6)
Impact on fair value from 20% adverse change			(10.0)				(49.4)			(2.9)				(7.8)				(46.1)			(12.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 Prior period has been corrected.
6 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 6M18 and 2017.
> Refer to “Note 30 – Assets pledged and collateral” for information on assets pledged or assigned.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M18	2017
CHF million
Other asset-backed financings
Trading assets	213	347
Other assets	0	48
Liability to SPE, included in other liabilities	(213)	(395)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 6M18 and 2017.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M18	2017
CHF billion
Government debt securities	24.3	31.4
Corporate debt securities	12.3	15.1
Asset-backed securities	2.8	5.0
Other	0.2	0.6
Securities sold under repurchase agreements	39.6	52.1
Government debt securities	2.6	2.7
Corporate debt securities	0.4	0.4
Equity securities	4.0	4.8
Other	0.3	0.3
Securities lending transactions	7.3	8.2
Government debt securities	1.3	1.8
Corporate debt securities	0.6	0.6
Asset-backed securities	0.1	0.0
Equity securities	43.5	35.6
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	45.5	38.1
Total	92.4	98.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M18 (CHF billion)
Securities sold under repurchase agreements	7.6		21.9		5.4	4.7	39.6
Securities lending transactions	4.7		2.4		0.2	0.0	7.3
Obligation to return securities received as collateral, at fair value	45.3		0.0		0.2	0.0	45.5
Total	57.6		24.3		5.8	4.7	92.4
2017 (CHF billion)
Securities sold under repurchase agreements	7.2		32.5		5.2	7.2	52.1
Securities lending transactions	5.7		2.2		0.0	0.3	8.2
Obligation to return securities received as collateral, at fair value	37.9		0.0		0.0	0.2	38.1
Total	50.8		34.7		5.2	7.7	98.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 22 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
Commercial paper conduit
In 2Q16, the Bank established Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Bank financing purposes. The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. The CP conduit can enter into liquidity facilities with third-party entities pursuant to which it may purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support to the CP conduit in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of the conduit’s outstanding CP was approximately 130 days as of the end of 6M18. Alpine was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in a reverse repurchase agreement, commercial paper, credit card receivables and car loans.
The Bank’s commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Bank’s economic risks associated with the CP conduit are included in the Bank’s risk management framework including counterparty, economic risk capital and scenario analysis.
Consolidated VIEs
The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 6M18 and 2017.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M18 (CHF million)
Cash and due from banks	34	0	75	68	53	10	240
Trading assets	56	0	106	147	929	14	1,252
Investment securities	0	0	679	0	0	0	679
Other investments	0	0	0	199	1,127	284	1,610
Net loans	0	0	32	0	20	247	299
Premises and equipment	0	0	0	0	104	0	104
Other assets	371	10	925	12	45	674	2,037
of which loans held-for-sale	370	0	144	0	3	0	517
Total assets of consolidated VIEs	461	10	1,817	426	2,278	1,229	6,221
Trading liabilities	1	0	0	0	2	0	3
Long-term debt	173	0	838	0	26	35	1,072
Other liabilities	1	0	1	8	109	100	219
Total liabilities of consolidated VIEs	175	0	839	8	137	135	1,294
2017 (CHF million)
Cash and due from banks	22	0	96	32	70	12	232
Trading assets	17	0	10	179	1,122	20	1,348
Investment securities	0	0	381	0	0	0	381
Other investments	0	0	0	350	1,197	286	1,833
Net loans	0	0	0	3	21	243	267
Premises and equipment	0	0	0	0	128	0	128
Other assets	83	4	1,070	21	31	1,187	2,396
of which loans held-for-sale	83	0	152	0	3	0	238
Total assets of consolidated VIEs	122	4	1,557	585	2,569	1,748	6,585
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	51	0	752	0	26	34	863
Other liabilities	0	0	1	26	111	66	204
Total liabilities of consolidated VIEs	51	0	753	26	140	100	1,070
Non-consolidated VIEs
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
6M18 (CHF million)
Trading assets	159	5,829	900	207	2,839	9,934
Net loans	312	1,375	2,111	4,040	1,092	8,930
Other assets	5	12	100	0	458	575
Total variable interest assets	476	7,216	3,111	4,247	4,389	19,439
Maximum exposure to loss	476	8,880	3,111	7,293	5,203	24,963
Total assets of non-consolidated VIEs	6,517	83,744	89,367	18,825	12,737	211,190
2017 (CHF million)
Trading assets	746	4,573	1,014	224	2,388	8,945
Net loans	620	1,563	2,438	4,591	328	9,540
Other assets	9	11	55	1	437	513
Total variable interest assets	1,375	6,147	3,507	4,816	3,153	18,998
Maximum exposure to loss	1,375	7,617	3,514	7,061	4,079	23,646
Total assets of non-consolidated VIEs	15,874	64,839	63,504	16,270	6,265	166,752